WARRANTS AND OPTIONS (Details Narrative) $ in Thousands						12 Months Ended
	Aug. 14, 2024 shares	Jun. 28, 2023 shares	Apr. 18, 2023 shares	Jan. 04, 2023 shares	Aug. 04, 2022 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Share based compensation | $						$ 1,913	$ 4,802	$ 4,868
Share options [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $						729	4,245	4,868
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $						$ 1,184	$ 1,079	$ 2,475
RSU's granted						326,000	523,300
RSU's exercisable						8,000
Restricted share units [member] | Directors officers and advisers [member]
IfrsStatementLineItems [Line Items]
RSU's granted				410,800	506,000
Description of RSU's vesting and conversion				The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 410,800 common shares of no-par value in the Company.	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 506,000 common shares of no-par value in the Company.
Restricted share units [member] | Executives and directors [member]
IfrsStatementLineItems [Line Items]
RSU's granted				104,000	236,000
Restricted share units [member] | Employees [member]
IfrsStatementLineItems [Line Items]
RSU's granted			46,500
Description of RSU's vesting and conversion			The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 46,500 common shares of no-par value in the Company.
Restricted share units [member] | Officers [member]
IfrsStatementLineItems [Line Items]
RSU's granted		66,000
Description of RSU's vesting and conversion		The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 66,000 common shares of no-par value in the Company (“Common Shares”).
Restricted share units [member] | Officers and advisers [member]
IfrsStatementLineItems [Line Items]
RSU's granted	326,000
Description of RSU's vesting and conversion	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 326,000 common shares of no-par value in the Company (“Common Shares”).